Debt securities - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	€ (6,101)	€ (6,049)
- Debt securities
Disclosure of financial assets [line items]
Financial assets	115,903	108,078
- Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	107,809	98,026
- Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(26)	(27)
- Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	58,163	47,780
- Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,917	3,344
- Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	30,945	27,985
- Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,111	9,791
- Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	248	1,033
- Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,300	3,261
- Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,125	4,832
- Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	107,783	97,999
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities
Disclosure of financial assets [line items]
Financial assets	11,219	15,586
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,099	5,506
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	288	289
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	376	444
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	413	1,027
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	89	848
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,176	2,141
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	757	757
Debt securities designated and mandatorily at fair value through profit or loss | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	3,099	5,506
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	56,662	46,389	€ 41,116
Debt securities at fair value through other comprehensive income | - Debt securities
Disclosure of financial assets [line items]
Financial assets	50,817	42,219
Debt securities at fair value through other comprehensive income | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	50,832	42,231
Debt securities at fair value through other comprehensive income | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(15)	(12)
Debt securities at fair value through other comprehensive income | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	32,578	24,757
Debt securities at fair value through other comprehensive income | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through other comprehensive income | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	13,788	11,513
Debt securities at fair value through other comprehensive income | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,750	4,108
Debt securities at fair value through other comprehensive income | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	109	79
Debt securities at fair value through other comprehensive income | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	28	980
Debt securities at fair value through other comprehensive income | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	578	794
Debt securities at fair value through other comprehensive income | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	50,817	42,219
Debt securities at amortised cost | - Debt securities
Disclosure of financial assets [line items]
Financial assets	53,867	50,273
Debt securities at amortised cost | - Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	53,879	50,288
Debt securities at amortised cost | - Debt securities | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	(11)	(15)
Debt securities at amortised cost | - Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	25,297	22,734
Debt securities at amortised cost | - Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,541	2,900
Debt securities at amortised cost | - Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	16,744	15,445
Debt securities at amortised cost | - Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,362	5,683
Debt securities at amortised cost | - Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	50	106
Debt securities at amortised cost | - Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	96	139
Debt securities at amortised cost | - Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,790	3,281
Debt securities at amortised cost | - Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	€ 53,867	€ 50,273